NATIONWIDE LIFE INSURANCE COMPANY                   [NATIONWIDE INSURANCE LOGO]
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA - COLUMBUS, OH 43215-2220

May 6, 1999

VIA EDGAR

The United States Securities
  and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:  NACo Variable Account of
          Nationwide Life Insurance Company
          SEC File No. 33-33425
          CIK No. 000070281

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act") and on behalf of the NACo Variable Account (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and the Statement of Additional Information that would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 18 (1933 Act) and No. 19 of the Investment Company Act of 1940 to the Registration Statement for the Company and the Variable Account which became effective May 1, 1999.

Please contact the undersigned at (614) 249-0075 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ Heather Harker

Heather Harker, Esq.
Compliance Manager

cc:  Mr. Kevin Kirchoff, Esq.
     Branch Chief
     Stop 5-6
     Office of Insurance Products and Legal Compliance